Property Plant and Equipment - Summary of Future Aggregate Minimum Lease Payments Under Non-cancellable Finance Leases (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum lease payments under non-cancellable finance leases	€ 86	€ 71
Present value of future aggregate minimum lease payments under non-cancellable finance leases	73	60
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum lease payments under non-cancellable finance leases	20	15
Present value of future aggregate minimum lease payments under non-cancellable finance leases	17	14
Expiring within 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum lease payments under non-cancellable finance leases	50	37
Present value of future aggregate minimum lease payments under non-cancellable finance leases	42	30
More than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum lease payments under non-cancellable finance leases	16	19
Present value of future aggregate minimum lease payments under non-cancellable finance leases	€ 14	€ 16